Federal Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Uncertain tax positions including permanent and temporary differences
Balance at beginning of period	$ 76	$ 119	$ 95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25		19
Reductions for prior years tax positions	(63)	(52)	(13)
Balance at end of period	$ 36	$ 76	$ 119